Leases - Additional Information (Detail) € in Thousands, $ in Millions			6 Months Ended
	Jan. 01, 2019 EUR (€)	May 01, 2018	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 USD ($)
Disclosure of operating lease [abstract]
Operating lease term of lease agreement		5 years	2 years
Leases expiration period			Fourth quarter of 2021
Right-of-use assets	€ 2,800		€ 6,069
Lease liabilities	€ 3,000
Incremental borrowing rate	5.25%		4.50%
Lease agreement term			7 years
Lease assets recognized			€ 3,800	$ 4.3
Lease liabilities			€ 3,800	$ 4.3